INTEREST BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Summary of Outstanding Debt
Movements in the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	June 30, 2023
Total U.S. dollar denominated floating rate debt	2,184,228	259,375	(222,225)	2,221,377
Total U.S. dollar denominated fixed rate debt	209,700	—	(134,400)	75,300
Debt issuance costs	(23,113)			(21,473)
Accrued interest expense	19,499			19,953
Total debt	2,390,314	259,375	(356,625)	2,295,157
Short-term debt and current portion of long-term debt	277,854			362,547
Long-term portion of debt	2,112,460	259,375	(356,625)	1,932,610

Schedule of Assets Pledged

(in thousands of $)	June 30, 2023	December 31, 2022
Vessels and equipment, net	3,622,087	3,650,325